Risk and Uncertainties (Details) - Schedule of Revenue and Outstanding Receivable - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member]
Schedule of Revenue and Outstanding Receivable [Line Items]
Revenues	$ 14,451,772
Percentage of revenues	27.00%
Accounts receivable	$ 1,092,414
Customer B [Member]
Schedule of Revenue and Outstanding Receivable [Line Items]
Revenues	$ 5,960,681
Percentage of revenues	11.00%
Accounts receivable	$ 61,455
Customer C [Member]
Schedule of Revenue and Outstanding Receivable [Line Items]
Revenues	$ 5,923,008
Percentage of revenues	11.00%
Accounts receivable	$ 1,634
Customer D [Member]
Schedule of Revenue and Outstanding Receivable [Line Items]
Revenues		$ 6,816,652
Percentage of revenues		22.00%
Accounts receivable		$ 305,841
Customer A [Member]
Schedule of Revenue and Outstanding Receivable [Line Items]
Revenues		$ 5,823,065
Percentage of revenues		19.00%
Accounts receivable		$ 432,858